Hartford Schroders Opportunistic Income Fund
690 Lee Road

Wayne, PA 19087

January 13, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Hartford Schroders Opportunistic Income Fund (the “Fund”) (SEC File Nos. 333-232663 and 811-23457)

Ladies and Gentlemen,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Fund to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the (i) forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from those contained in the Fund’s most recent amendment to its registration statement (the “Amendment”), which was filed electronically with the Securities and Exchange Commission on January 10, 2020 pursuant to Rule 486(b) under the Securities Act; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino
Alice A. Pellegrino
Vice President

cc:	Alexander C. Karampatsos
Jonathan Gaines